Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
Roxbury Small-Cap Growth Fund - Institutional Shares (Prospectus Summary) | Roxbury Small-Cap Growth Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION - Roxbury Small-Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Roxbury Small-Cap Growth Fund (the "Small-Cap Growth Fund" or the "Fund") seeks superior long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Growth Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2020-12-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 181%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	181.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Small-Cap Growth Fund, under normal market conditions, invests at least 80%
of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

• Common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P
SmallCap 600® and Russell 2000® Indices ("small-cap companies");

• Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

• Options on indices of the common stock of small-cap companies; and

• Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

The 80% policy of the Small-Cap Growth Fund may be changed upon sixty (60) days written notice to shareholders.

As a non-fundamental policy, no more than 15% of the Fund's total assets may at anytime be committed or exposed to derivative strategies, which includes options and futures contracts. These derivative instruments will be counted toward the
Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the
Fund's objective.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American
Depositary Receipts, and in convertible securities, including preferred stock, warrants and debentures.

In selecting securities, the research process utilized by the investment adviser, Roxbury Capital Management, LLC ("Roxbury"), begins by screening a universe of stocks with market capitalizations of generally less than $2 billion and expected future earnings growth of greater than 15%. Roxbury then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-90 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions.

Roxbury engages periodically in active trading in Fund securities.

Roxbury generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of June 30, 2011, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $56 million and $3.1 billion and, as of September 30, 2011, the S&P SmallCap 600® Index was between
$300 million and $1.4 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80%
policy. The Fund may invest up to 20% of its assets in stocks of companies in other capitalization ranges.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to the principal risks summarized below, which are further described under "Additional Risk Information."

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If Roxbury's assessment of a company's prospects for earnings growth or how other investors will value the company's earnings growth is incorrect, the price of the stock may fail to reach the value Roxbury has placed on it.
Growth stock prices tend to fluctuate more dramatically than the overall stock market.

• Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.
Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

• The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Future contracts and options may not always be successful hedges and using them could lower the Fund's total return. Future contracts and options are also subject to the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. The potential loss from the use of futures can exceed the Fund's initial investment in such contracts.

• The price of securities purchased in IPOs can be very volatile. The effect of
IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the
Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

• The Fund engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund's portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving taxable gains in the year.

• The performance of the Fund will depend on whether or not Roxbury is successful in pursuing the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years and since inception compared with those of the
Russell 2000® Growth Index, which is a broad measure of market performance. This performance information includes performance of the Fund's predecessor, the
Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the "Predecessor
Fund"), for periods prior to February 2, 2007. The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. More recent performance information is available by calling
1-800-497-2960.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-497-2960
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns for the Calendar Years Since Inception	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        Worst Quarter
    22.35%              -25.90%
June 30, 2009     December 31, 2008

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs")
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Roxbury Small-Cap Growth Fund - Institutional Shares (Prospectus Summary) | Roxbury Small-Cap Growth Fund - Institutional Shares | Roxbury Small-Cap Growth Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.90%)
Roxbury Small-Cap Growth Fund - Institutional Shares | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Roxbury Small-Cap Growth Fund - Institutional Shares | Roxbury Small-Cap Growth Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends (and other distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and/or Shareholder Service fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers/ Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2004	rr_AnnualReturn2004	7.55%
Annual Return 2005	rr_AnnualReturn2005	7.68%
Annual Return 2006	rr_AnnualReturn2006	11.97%
Annual Return 2007	rr_AnnualReturn2007	(0.12%)
Annual Return 2008	rr_AnnualReturn2008	(39.86%)
Annual Return 2009	rr_AnnualReturn2009	42.42%
Annual Return 2010	rr_AnnualReturn2010	24.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Roxbury Small-Cap Growth Fund - Institutional Shares | Roxbury Small-Cap Growth Fund - Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Roxbury Small-Cap Growth Fund - Institutional Shares | Roxbury Small-Cap Growth Fund - Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003

[1]	The year-to-date return for the Fund is (17.20)% as of September 30, 2011.
[2]	The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Small-Cap Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses to 1.25%. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Board of Trustees and the investment adviser.